Shareholder Fees - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO	Jun. 29, 2024 USD ($)
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none